Fair Value Measurement (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2013	Mar. 31, 2013
Fair Value Measurement
Schedule of information about financial instruments recognized at fair value

	September 30, 2013				March 31, 2013
(in thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Liabilities:
Tax compensation*	—	17,629	—	17,629	—	6,226	—	6,226
Buffalo embedded derivative	—	—	650	650	—	—	—	—
Derivative warrant liability*	—	—	17,055	17,055	—	—	—	—
Total liabilities	$—	$17,629	$17,705	$35,334	$—	$6,226	$—	6,226

* Measured on a recurring basis (at least annually).

Schedule of estimated fair values of the Company's debt (all non-recurring)
	Carrying Value	Fair Value
	(In thousands)
September 30, 2013 (Level 3)	$127,532	$94,203
March 31, 2013 (Level 1)	$122,032	$112,110

Summary of qualitative information related to the unobservable inputs used in the calculation of the Company's Level 3 financial liabilities

The following table sets forth a summary of the qualitative information related to the unobservable inputs used in the calculation of the Company’s Level 3 financial liabilities for the six months ended September 30, 2013:

Description	Valuation Technique	Unobservable Inputs
Grandhaven option	Discounted cash flow	Discount rate, future potash prices and mine life
Derivative warrant liability	Binomial-Lattice valuation model	Underlying price, exercise price, term, volatility and risk free interest rate
Indebtedness	Discounted cash flow	Discount rate
Buffalo preferred stock put option	Discounted cash flow	Discount rate, preferred stock redemption scenarios, future potash prices and mine life

Schedule of a summary of changes in the fair value of the Company's Level 3 financial liabilities

	Derivative Warrant Liability	Very Hungry Embedded Derivative	Buffalo Embedded Derivative
Balance at March 31, 2013	$—	$—	$—
Mark-to-market adjustment	17,055	—	—
Extinguishment — debt (net of amortization)	—	—	—
New instrument — initial valuation	—	2,900	650
Extinguishment — embedded derivative	—	(2,900)	—
Balance at September 30, 2013	$17,055	$—	$650

	Derivative Financial Information
	2013	2012
	(thousands)	(thousands)
Beginning balance as of period ended March 31	$—	$(17,288)
Total gains or losses (realized or unrealized):
Included in earnings	—	(20,956)
Warrant issuances	—	(12,396)
Warrant reclassification to equity	—	20,228
Debenture issuances	—	(12,001)
Debenture conversions	—	42,413
Ending balance as of March 31	—	—